Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	[1]	$ 320	$ (177)	$ 988
Western Australia Nickel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement				$ 1,125

[1]	Includes US$1,125 million income tax credit in the year ended 30 June 2024 as a result of an impairment of Western Australia Nickel Assets.